Income Taxes - Differences in Statutory Rate and Effective Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Income Tax Disclosure [Abstract]
Income From Operations	$ 26,311	$ 14,564	$ 50,283	$ 58,951	$ 40,035
Computed "expected" tax expense			$ 10,559	$ 0	$ 0
Statutory rate differential			(5606.00%)	1281.00%	13.00%
Permanent difference			$ 1,776	$ 697	$ 364
State income taxes, net of federal benefit			1,284	519	154
Change in tax rates			(1,342)	(421)	172
Change in estimate			175	(146)	(152)
Change in valuation allowance			(938)	0	0
Other, net			573	184	85
Income tax (benefit) expense			$ 6,481	$ 2,114	$ 636